Related Party Transactions - Schedule of Compensations Paid or Accrued to Key Management of the Parent (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Compensations Paid or Accrued to Key Management of the Parent [Abstract]
Salaries	$ 80,701	$ 104,344